FINANCIAL RISK MANAGEMENT - COUNTERPARTIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Telefonica Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Concentration credit risk of receivables, percentage	39.20%	33.70%